COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020
Commitments and Contingencies Disclosure [Line Items]
Reserves for unfunded commitments	$ 12,500	$ 600
Loans and Leases Receivable, Commitments, Fixed Rates	123,600	123,700
Loans and Leases Receivable, Commitments, Variable Rates	$ 3,300,000	$ 3,200,000
Loan Commitments, Fixed Interest Rate Range, Minimum	0.00%	0.00%
Loan Commitments, Fixed Interest Rate Range, Maximum	21.00%	21.00%
Loan Commitments, Fixed Rate, Maturities, Minimum	1 year	1 year
Loan Commitments, Fixed Rate, Maturities, Maximum	30 years 9 months 18 days	31 years 7 months 6 days
Letters of credit issued to guarantee performance of a client to a third party	$ 36,100	$ 33,400
Affordable Housing Program Obligation	47,500	38,500
Effective Income Tax Rate Reconciliation, Tax Credit, Amount	13,064	10,075	$ 5,439
Amortization Method Qualified Affordable Housing Project Investments, Amortization	8,100	6,900	5,700
Affordable housing contingent commitment	0	0
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount	4,000	5,100
Estimated Litigation Liability				$ 0
Renewable Energy Recorded Investment	5,200
Renewable Energy Maximimum Exposure to Loss	7,700
Variable Interest Entity, Not Primary Beneficiary [Member]
Commitments and Contingencies Disclosure [Line Items]
Historic Tax Credit Recorded Investment	3,600	3,100
Commitments to Extend Credit
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding to extend credit	3,400,000	3,300,000
Affordable housing investment [Member]
Commitments and Contingencies Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Tax Credit, Amount	7,600	6,200	4,900
Historic tax credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Tax Credit, Amount	600	$ 3,500	$ 500
FFBC_RenewableEnergyProgramMember [Member]
Commitments and Contingencies Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Tax Credit, Amount	$ 4,800